Balance Sheet Detail (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expenses	$ 37,716	$ 24,977	$ 58,000	$ 42,000